Derivative Financial Instruments and Fair Value Measurement - Gains and Losses on Derivatives Designated as Cash Flow Hedges (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2014		Jun. 30, 2013		Jun. 30, 2014		Jun. 30, 2013		Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Effect of Cash Flow Hedges on Results of Operations [Abstract]
(Gains)/losses on foreign currency contracts	$ 148	[1]	$ 194	[1]	$ 308	[1]	$ 116	[1]	$ 358	$ (320)	$ 101
(Gains)/losses on commodities contracts	$ (354)	[2]	$ 131	[2]	$ (1,177)	[2]	$ 131	[2]	$ 1,031	$ 0	$ 0

[1]	Recorded in cost of goods sold in our unaudited condensed consolidated statements of income.
[2]	Recorded in distribution expense or cost of goods sold, depending on commodity type, in our unaudited condensed consolidated statements of income.